Expense Example - Institutional Class Shares	Sep. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	669
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	$ 2,878